Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	FEDERATED MDT STOCK TRUST
Central Index Key	dei_EntityCentralIndexKey	0000357236
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 29, 2011
Prospectus Date	rr_ProspectusDate	Dec 31, 2011

FEDERATED MDT STOCK TRUST

Federated MDT Stock Trust (the "Fund")

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

The Fund's investment objective is to provide growth of income and capital.

RISK/RETURN SUMMARY: FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares (IS) and Service Shares (SS) of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - FEDERATED MDT STOCK TRUST	IS	SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - FEDERATED MDT STOCK TRUST		IS	SS
Management Fee		0.75%	0.75%
Distribution (12b-1) Fee		none	none
Other Expenses		0.54%	0.54%
Acquired Fund Fees and Expenses		none	none
Total Annual Fund Operating Expenses		1.29%	1.29%
Contractual Fee Waiver and Expense Reimbursements	[1]	0.29%	0.29%
Fee Waiver and/or Expense Reimbursements	[1]	0.23%	0.01%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.77%	0.99%
[1]	Under the investment advisory contract, the Adviser is required to reimburse/waive the amount, limited to the amount of the management fee, by which the Fund's aggregate annual operating expenses, including the management fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its Shares under federal and state laws, expenses of withholding taxes and extraordinary expenses, exceed (after voluntary waivers and reimbursements) 1.00% of its average daily net assets. Shareholders must approve any changes to this contractual waiver/reimbursement. In addition, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund's IS class and SS class will not exceed 0.77% and 0.99% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) January 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these additional arrangements prior to the Termination Date, these additional arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses are based on the contractual expense limitation as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - FEDERATED MDT STOCK TRUST (USD $)	1 Year	3 Years	5 Years	10 Years
IS	104	325	563	1,248
SS	104	325	563	1,248

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 169% of the average value of its portfolio.

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

The Fund seeks to achieve its objective by investing primarily in the common stock of U.S. companies. The Fund's investment adviser ("Adviser") implements its strategy using a quantitative computer model driven by fundamental stock selection variables, including company valuations, profit trends and earnings risks. This process, called the Optimum Q Process, seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk.

The Adviser's investment strategy utilizes a large-cap value approach by selecting most of its investments from companies listed in the Russell 1000® Value Index, an index that measures the performance of those companies with lower price-to-book ratios and lower forecasted growth values within the large-cap segment of the U.S. equity universe, which includes the 1,000 largest U.S. companies by market capitalization. The Fund considers large-cap companies to be those of a size similar to companies listed in the Russell 1000® Value Index. As of October 31, 2011, companies in the Russell 1000® Value Index ranged in market capitalization from $877 million to $384.7 billion. As more fully described in this Prospectus, the Fund's investments primarily include the following: equity securities of domestic issuers.

Because the Fund refers to equity investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in equity investments.

What are the Main Risks of Investing in the Fund?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
  Large-Sized Companies Risk. The Fund will principally invest in large- size companies. Although diminished in larger-cap companies, the risks of investing in all companies include business failure and in addition, larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.
  Risk Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
  Sector Risk. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance: Bar Chart and Table

Risk/Return Bar Chart

The Fund's IS class commenced operations on January 29, 2010. For the period prior to the commencement of operations of the IS class, the performance information shown below is for the Fund's SS class. The performance of the SS class has not been adjusted to reflect the expenses applicable to the IS class since the IS class has a lower expense ratio than the expense ratio of the SS class. The performance of the SS class has been adjusted to remove any voluntary waiver of Fund expenses related to the SS class that may have occurred during the period prior to the commencement of operations of the IS class.

The bar chart and table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's SS class total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns for each class averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Federated MDT Stock Trust - SS Class

The Fund's SS class total return for the nine month period from January 1, 2011 to September 30, 2011, was (11.72)%.

Within the periods shown in the bar chart, the Fund's SS class highest quarterly return was 16.77% (quarter ended June 30, 2003). Its lowest quarterly return was (19.39)% (quarter ended September 30, 2002).

Average Annual Total Return Table

In addition to Return Before Taxes, Return After Taxes is shown for the Fund's SS class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for the SS class and after tax-returns for the IS class will differ than those shown for the SS class. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plan.

(For the Period Ended December 31, 2010)

Average Annual Total Returns - FEDERATED MDT STOCK TRUST		1 Year	5 Years	10 Years
SS		9.88%	1.14%	2.46%
SS Return After Taxes on Distributions		9.80%	(0.02%)	1.43%
SS Return After Taxes on Distributions and Sale of Fund Shares		6.51%	0.95%	2.03%
IS		10.06%	1.16%	2.47%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	[1]	15.51%	1.28%	3.26%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[2]	15.08%	2.29%	1.42%
Lipper Large Cap Value Funds Average	[3]	13.16%	1.04%	2.79%
[1]	The Russell 1000�� Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and higher forecasted growth values.
[2]	S&P 500 Index is a market capitalization-weighted index of the stocks in the S&P 500 Index having the lowest price to book ratios.
[3]	Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. They do not reflect sales charges.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED MDT STOCK TRUST
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
FEDERATED MDT STOCK TRUST | IS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Contractual Fee Waiver and Expense Reimbursements	cik0000357236_ContractualFeeWaiverAndExpenseReimbursements1	0.29%	[1]
Fee Waiver and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.23%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	1,248
1 Year	rr_AverageAnnualReturnYear01	10.06%
5 Years	rr_AverageAnnualReturnYear05	1.16%
10 Years	rr_AverageAnnualReturnYear10	2.47%
FEDERATED MDT STOCK TRUST | SS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Contractual Fee Waiver and Expense Reimbursements	cik0000357236_ContractualFeeWaiverAndExpenseReimbursements1	0.29%	[1]
Fee Waiver and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	1,248
Annual Return 2001	rr_AnnualReturn2001	0.83%
Annual Return 2002	rr_AnnualReturn2002	(19.07%)
Annual Return 2003	rr_AnnualReturn2003	27.92%
Annual Return 2004	rr_AnnualReturn2004	9.90%
Annual Return 2005	rr_AnnualReturn2005	5.07%
Annual Return 2006	rr_AnnualReturn2006	17.40%
Annual Return 2007	rr_AnnualReturn2007	1.27%
Annual Return 2008	rr_AnnualReturn2008	(31.86%)
Annual Return 2009	rr_AnnualReturn2009	18.87%
Annual Return 2010	rr_AnnualReturn2010	9.88%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's SS class total return for the nine month period from January 1, 2011 to September 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(11.72%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.39%)
1 Year	rr_AverageAnnualReturnYear01	9.88%
5 Years	rr_AverageAnnualReturnYear05	1.14%
10 Years	rr_AverageAnnualReturnYear10	2.46%
FEDERATED MDT STOCK TRUST | SS | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.80%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
10 Years	rr_AverageAnnualReturnYear10	1.43%
FEDERATED MDT STOCK TRUST | SS | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.51%
5 Years	rr_AverageAnnualReturnYear05	0.95%
10 Years	rr_AverageAnnualReturnYear10	2.03%
FEDERATED MDT STOCK TRUST
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Federated MDT Stock Trust (the "Fund")

Objective [Heading]	rr_ObjectiveHeading

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to provide growth of income and capital.
Expense [Heading]	rr_ExpenseHeading

RISK/RETURN SUMMARY: FEES AND EXPENSES

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares (IS) and Service Shares (SS) of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 1, 2013
Fee Waiver Or Reimbursement Over Assets Later Of Termination Date Or Next Effective Prospectus	cik0000357236_FeeWaiverOrReimbursementOverAssetsLaterOfTerminationDateOrNextEffectiveProspectus	up to but not including the later of (the "Termination Date"): (a) January 1, 2013; or (b) the date of the Fund's next effective Prospectus.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 169% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	169.00%
Expense Example [Heading]	rr_ExpenseExampleHeading

Example

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses are based on the contractual expense limitation as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing primarily in the common stock of U.S. companies. The Fund's investment adviser ("Adviser") implements its strategy using a quantitative computer model driven by fundamental stock selection variables, including company valuations, profit trends and earnings risks. This process, called the Optimum Q Process, seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk.

The Adviser's investment strategy utilizes a large-cap value approach by selecting most of its investments from companies listed in the Russell 1000® Value Index, an index that measures the performance of those companies with lower price-to-book ratios and lower forecasted growth values within the large-cap segment of the U.S. equity universe, which includes the 1,000 largest U.S. companies by market capitalization. The Fund considers large-cap companies to be those of a size similar to companies listed in the Russell 1000® Value Index. As of October 31, 2011, companies in the Russell 1000® Value Index ranged in market capitalization from $877 million to $384.7 billion. As more fully described in this Prospectus, the Fund's investments primarily include the following: equity securities of domestic issuers.

Because the Fund refers to equity investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in equity investments.

Risk [Heading]	rr_RiskHeading

What are the Main Risks of Investing in the Fund?

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
  Large-Sized Companies Risk. The Fund will principally invest in large- size companies. Although diminished in larger-cap companies, the risks of investing in all companies include business failure and in addition, larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.
  Risk Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
  Sector Risk. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Performance: Bar Chart and Table

Risk/Return Bar Chart

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's IS class commenced operations on January 29, 2010. For the period prior to the commencement of operations of the IS class, the performance information shown below is for the Fund's SS class. The performance of the SS class has not been adjusted to reflect the expenses applicable to the IS class since the IS class has a lower expense ratio than the expense ratio of the SS class. The performance of the SS class has been adjusted to remove any voluntary waiver of Fund expenses related to the SS class that may have occurred during the period prior to the commencement of operations of the IS class.

The bar chart and table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's SS class total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns for each class averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability of the Fund's SS class total returns on a calendar year-by-year basis.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedInvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated MDT Stock Trust - SS Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's SS class total return for the nine month period from January 1, 2011 to September 30, 2011, was (11.72)%.

Within the periods shown in the bar chart, the Fund's SS class highest quarterly return was 16.77% (quarter ended June 30, 2003). Its lowest quarterly return was (19.39)% (quarter ended September 30, 2002).

Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Return Table

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	In addition to Return Before Taxes, Return After Taxes is shown for the Fund's SS class to illustrate the effect of federal taxes on Fund returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition to Return Before Taxes, Return After Taxes is shown for the Fund's SS class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for the SS class and after tax-returns for the IS class will differ than those shown for the SS class. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plan.

(For the Period Ended December 31, 2010)

FEDERATED MDT STOCK TRUST | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.28%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.26%	[2]
FEDERATED MDT STOCK TRUST | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.08%	[3]
5 Years	rr_AverageAnnualReturnYear05	2.29%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.42%	[3]
FEDERATED MDT STOCK TRUST | Lipper Large Cap Value Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.16%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.04%	[4]
10 Years	rr_AverageAnnualReturnYear10	2.79%	[4]

[1]	Under the investment advisory contract, the Adviser is required to reimburse/waive the amount, limited to the amount of the management fee, by which the Fund's aggregate annual operating expenses, including the management fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its Shares under federal and state laws, expenses of withholding taxes and extraordinary expenses, exceed (after voluntary waivers and reimbursements) 1.00% of its average daily net assets. Shareholders must approve any changes to this contractual waiver/reimbursement. In addition, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund's IS class and SS class will not exceed 0.77% and 0.99% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) January 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these additional arrangements prior to the Termination Date, these additional arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
[2]	The Russell 1000�� Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and higher forecasted growth values.
[3]	S&P 500 Index is a market capitalization-weighted index of the stocks in the S&P 500 Index having the lowest price to book ratios.
[4]	Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. They do not reflect sales charges.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 31, 2011